Note 7 - Promissory Note Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Notes Receivable [Table Text Block]
	December 31, 2011	December 31, 2010

Note receivable from the Grant County wind farm, including interest at 8%; On March 9, 2011, the note balance was converted to a new note (see further discussion below)	$-	$5,264,093

Totals	-	5,264,093
Less: current maturities	-	(5,264,093)
Total long term receivables	$-	$-